Statements of Financial Position - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Current
Cash	$ 72,921	$ 14,530	$ 692,647
Term deposit	18,506
Accounts and other receivables	175,256	161,047	81,159
Inventory	241,341	774,117	1,176,247
Prepaid expenses and deposits	677,474	81,574	118,369
Total current assets	1,185,498	1,031,268	2,068,422
Non-current
Intangible asset		11,466
Property and equipment	5,619	7,432	3,196
Total assets	1,191,117	1,050,166	2,071,618
Current
Accounts payable and accrued liabilities	1,345,288	3,366,062	308,719
Loan payable		27,144	17,580
Deferred revenue	6,045	17,181	92,121
Warrant derivative	1,242,580	1,582,977	1,490,059
Total liabilities	2,593,913	4,993,364	1,908,479
SHAREHOLDERS’ EQUITY
Share capital	23,845,704	13,276,909	13,264,251
Reserves	1,137,814	400,936	308,660
Accumulated deficit	(26,386,314)	(17,621,043)	(13,409,772)
Total shareholders’ equity	(1,402,796)	(3,943,198)	163,139
Total liabilities and shareholders’ deficiency	$ 1,191,117	$ 1,050,166	$ 2,071,618